Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Large Cap Growth Fund - Institutional Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Empower Large Cap Growth Fund - Institutional Class | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower Large Cap Growth Fund - Institutional Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Empower Large Cap Growth Fund - Institutional Class | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.57%
Empower Large Cap Growth Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Large Cap Growth Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Empower Large Cap Growth Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.47%
Empower Large Cap Growth Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower Large Cap Growth Fund - Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.76%
Empower Large Cap Growth Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Large Cap Growth Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Large Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.36%
Empower Large Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.25%
Empower Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.08%
Empower Large Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Empower Large Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Empower Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
Empower Large Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
Empower Large Cap Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
Empower Large Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Empower Large Cap Growth Fund - Investor Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Empower Large Cap Growth Fund - Investor Class | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower Large Cap Growth Fund - Investor Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Empower Large Cap Growth Fund - Investor Class | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.57%
Empower Large Cap Growth Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Large Cap Growth Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Empower Large Cap Growth Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.47%
Empower Large Cap Growth Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower Large Cap Growth Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.76%
Empower Large Cap Growth Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Large Cap Growth Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Large Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.36%
Empower Large Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.25%
Empower Large Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.08%
Empower Large Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Empower Large Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Empower Large Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
Empower Large Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
Empower Large Cap Growth Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
Empower Large Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Empower Large Cap Value Fund - Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Empower Large Cap Value Fund - Institutional Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
Empower Large Cap Value Fund - Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Large Cap Value Fund - Institutional Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Empower Large Cap Value Fund - Institutional Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower Large Cap Value Fund - Institutional Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Large Cap Value Fund - Institutional Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Large Cap Value Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Empower Large Cap Value Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Large Cap Value Fund - Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
Empower Large Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.56%
Empower Large Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.83%
Empower Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Empower Large Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.04%
Empower Large Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.95%
Empower Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.56%
Empower Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.94%
Empower Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.08%
Empower Large Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Empower Large Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower Large Cap Value Fund - Investor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Empower Large Cap Value Fund - Investor Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
Empower Large Cap Value Fund - Investor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Large Cap Value Fund - Investor Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Empower Large Cap Value Fund - Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower Large Cap Value Fund - Investor Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Large Cap Value Fund - Investor Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Large Cap Value Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Empower Large Cap Value Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Large Cap Value Fund - Investor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
Empower Large Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.56%
Empower Large Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.83%
Empower Large Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Empower Large Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.04%
Empower Large Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.95%
Empower Large Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.56%
Empower Large Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.94%
Empower Large Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.08%
Empower Large Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Empower Large Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower Large Cap Value Fund - Investor II | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Empower Large Cap Value Fund - Investor II | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
Empower Large Cap Value Fund - Investor II | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Large Cap Value Fund - Investor II | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Empower Large Cap Value Fund - Investor II | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower Large Cap Value Fund - Investor II | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Large Cap Value Fund - Investor II | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Large Cap Value Fund - Investor II | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Empower Large Cap Value Fund - Investor II | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Large Cap Value Fund - Investor II | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
Empower Large Cap Value Fund - Investor II | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.56%
Empower Large Cap Value Fund - Investor II | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.83%
Empower Large Cap Value Fund - Investor II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Empower Large Cap Value Fund - Investor II | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.04%
Empower Large Cap Value Fund - Investor II | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.95%
Empower Large Cap Value Fund - Investor II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.56%
Empower Large Cap Value Fund - Investor II | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.94%
Empower Large Cap Value Fund - Investor II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.08%
Empower Large Cap Value Fund - Investor II | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Empower Large Cap Value Fund - Investor II | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower S&P 500® Index Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.53%
Empower S&P 500® Index Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower S&P 500® Index Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower S&P 500® Index Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Empower S&P 500® Index Fund - Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.02%
Empower S&P 500® Index Fund - Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Empower S&P 500® Index Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Empower S&P 500® Index Fund - Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower S&P 500® Index Fund - Institutional Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower S&P 500® Index Fund - Institutional Class | U.S. Treasury Bills 3.51% [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower S&P 500® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.72%
Empower S&P 500® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.47%
Empower S&P 500® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.79%
Empower S&P 500® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.53%
Empower S&P 500® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.94%
Empower S&P 500® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
Empower S&P 500® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower S&P 500® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower S&P 500® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower S&P 500® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower S&P 500® Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower S&P 500® Index Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.53%
Empower S&P 500® Index Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower S&P 500® Index Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower S&P 500® Index Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Empower S&P 500® Index Fund - Investor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.02%
Empower S&P 500® Index Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Empower S&P 500® Index Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Empower S&P 500® Index Fund - Investor Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower S&P 500® Index Fund - Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower S&P 500® Index Fund - Investor Class | U.S. Treasury Bills 3.51% [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower S&P 500® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.72%
Empower S&P 500® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.47%
Empower S&P 500® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.79%
Empower S&P 500® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.53%
Empower S&P 500® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.94%
Empower S&P 500® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
Empower S&P 500® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower S&P 500® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower S&P 500® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower S&P 500® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower S&P 500® Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%